Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered relevant. Actual results may differ from these estimates.
The Company considers the economic implications of the COVID-19 when making its critical accounting estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised if the revisions affect only that period or in the period of the revisions and future periods if the revisions affect both current and future periods.
Provisions for product warranty
The Company accrues a warranty reserve for the electric scooters sold, which includes the Company’s best estimate of the projected costs to repair or replace items under warranties and recalls when identified. These estimates are based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters. These estimates are inherently uncertain due to the Company’s relatively short history of sales, and changes to our historical or projected warranty experience may cause material changes to the warranty reserve in the future. Warranty expense is recorded as a component of cost of revenue in the consolidated statements of comprehensive income. Refer to Note 18 for information regarding provisions for product warranty.
Share-based payment arrangements
To determine the fair value of the restricted shares granted to the executives and employees, the Company estimates the grant date fair value of its common stock using the income approach which incorporates future growth prospects and economic benefits resulting from the execution of the Company’s business strategy and anticipated operational improvements. Since the Company was previously privately-held, the pricing inputs including the discount rate, perpetual growth rate, etc. are estimated based on its peer or similar companies. If the actual changes of inputs in the future differ from expectation, the fair value might vary accordingly. Refer to Note 24 for information regarding share-based payment arrangements.